SIGNIFICANT ACCOUNTING POLICIES - Vessels and Other Property - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - Dss Holdings L P Member	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) T	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Reserves	$ 1,961,660	$ 524,131
Vessels
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Scrap Value Per Light Weight Ton | T	300
Interest Costs Capitalized	$ 0	0	$ 865,888
Depreciation	58,920,098	79,123,574	75,908,353
Loss on disposal of vessel equipment	34,058	217,886
Other property
Significant Accounting Policies [Line Items]
Depreciation	$ 183,321	$ 70,919	$ 28,913